Significant Accounting Policies, Revenues from Charters (Details) - Revenues [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenue [Abstract]
Concentration risk percentage	56.00%	66.00%
Customer A [Member]
Revenue [Abstract]
Concentration risk percentage	20.00%	11.00%
Customer B [Member]
Revenue [Abstract]
Concentration risk percentage	14.00%	0.00%
Customer C [Member]
Revenue [Abstract]
Concentration risk percentage	12.00%	0.00%
Customer D [Member]
Revenue [Abstract]
Concentration risk percentage	10.00%	28.00%
Customer E [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	16.00%
Customer F [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	11.00%